WILSHIRE MUTUAL FUNDS, INC.
(THE “COMPANY”)

SUPPLEMENT DATED JANUARY 20, 2009 TO THE PROSPECTUS OF THE
INVESTMENT AND INSTITUTIONAL CLASS SHARES OF THE WILSHIRE LARGE CAP CORE 130/30 FUND
DATED MAY 1, 2008, AS SUPPLEMENTED JUNE 27, 2008

THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINTED IN THE PROSPECTUS

Information about the Wilshire Large Cap Core 130/30 Fund is supplemented as follows:

Effective January 16, 2009, AG Asset Management, LLC (“AG-AM”) was terminated as a sub-adviser to the Wilshire Large Cap Core 130/30 Fund.  AXA Rosenberg Investment Management LLC, Thompson, Siegel & Walmsley LLC and TWIN Capital Management, Inc. will continue to manage the Wilshire Large Cap Core 130/30 Fund.  To reflect this change, all references to AG-AM in the Prospectus should be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS OF THE COMPANY FOR FUTURE REFERENCE

WILSHIRE MUTUAL FUNDS, INC.
(THE “COMPANY”)

SUPPLEMENT DATED JANUARY 20, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE
INVESTMENT AND INSTITUTIONAL CLASS SHARES OF THE WILSHIRE LARGE CAP CORE 130/30 FUND
DATED MAY 1, 2008, AS SUPPLEMENTED JUNE 27, 2008

THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINTED IN THE STATEMENT OF ADDITIONAL INFORMATION

Information about the Wilshire Large Cap Core 130/30 Fund is supplemented as follows:

Effective January 16, 2009, AG Asset Management, LLC (“AG-AM”) was terminated as a sub-adviser to the Wilshire Large Cap Core 130/30 Fund.  AXA Rosenberg Investment Management LLC, Thompson, Siegel & Walmsley LLC and TWIN Capital Management, Inc. will continue to manage the Wilshire Large Cap Core 130/30 Fund.  To reflect this change, all references to AG-AM in the Statement of Additional Information should be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY FOR FUTURE REFERENCE